UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	6/30/2005

Item 1 –	Reports to Stockholders – [ INSERT REPORT ]

Prudential Long–Term

Growth Account

Semiannual Report to Participants

June 30, 2005

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

A Prudential Financial company

IFS-A105483

A description of the Account’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 to obtain descriptions of the Account’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Account voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available on the website of the Commission, at www.sec.gov and on the Account’s website at www.irrc.com/prudential.

The Account files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Participants may obtain copies of Form N-Q filings by calling 888-778-2888.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for VCA-2.

It is for the information of persons participating in The Prudential Variable Contract Account-2 (VCA-2, Long-Term Growth Account, or the Account). VCA-2 is a group annuity insurance product issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. PIMS is a Prudential Financial company. Contract guarantees are based on the claims-paying ability of the issuing Company. Each company is solely responsible for its own respective financial conditions and contractual obligations. Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Investors should consider the contract and the underlying portfolios’ investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details.

The Prudential Long-Term Growth Program

Semiannual Report

JUNE 30, 2005

Letter to Participants

■	DEAR PARTICIPANT,

We hope that you find the semiannual report for The Prudential Variable Contract Account-2 a valuable source of information about your investments. Your success is important to us.

With this in mind, we recommend that you periodically review your financial objectives with your investment professional. It is important to ensure that you have a diversified investment plan that reflects your reasons for investing, personal investment horizon, and risk tolerance. Diversification also can be a key to successful investing for retirement. By dividing your investments among a number of different investment options with varying behavior patterns, you may better position yourself for potential market fluctuations.

At Prudential, we are committed to helping you grow and protect your wealth by providing financial solutions that meet your needs—today and in the future. We thank you for your confidence in our products.

Sincerely,

Judy A. Rice

President,

Variable Contract Account 2	July 29, 2005

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2005

LONG-TERM INVESTMENTS — 96.4%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace/Defense — 1.1%
Lockheed Martin Corp.	67,200	$4,359,264

Beverages — 1.3%
PepsiCo, Inc.	95,500	5,150,315

Biotechnology — 3.8%
Amgen, Inc. (a)	77,300	4,673,558
Genentech Inc. (a)	74,800	6,004,944
Gilead Sciences, Inc. (a)	94,900	4,174,651

		14,853,153

Capital Markets — 4.3%
Bank of New York (The)	86,500	2,489,470
Charles Schwab Corp.	506,500	5,713,320
Goldman Sachs Group, Inc. (The)	35,200	3,591,104
Merrill Lynch & Co.	87,900	4,835,379

		16,629,273

Chemicals — 2.5%
Agrium, Inc.	275,800	5,408,438
Dupont EI. de Nemours	95,500	4,107,455

		9,515,893

Commercial Services & Supplies — 2.0%
Cendant Corp.	179,100	4,006,467
Waste Management, Inc.	128,800	3,650,192

		7,656,659

Communications Equipment — 1.6%
QualComm, Inc.	118,100	3,898,481
Nortel Networks Corp. (a)	868,900	2,267,829

		6,166,310

Consumer Finance — 1.9%
American Express Co.	134,300	7,148,789

Diversified Financial Services — 3.2%
J.P. Morgan & Chase Co.	165,292	5,838,113
PHH Corp. (a)	84,800	2,181,056
Principal Financial Group, Inc.	101,700	4,261,230

		12,280,399

Electronic Equipment & Instruments — 1.2%
Agilent Technologies, Inc. (a)	195,600	4,502,712

Electric Utilities Producers — 1.4%
Exelon Corp.	107,600	5,523,108

Energy Equipment & Services — 9.0%
BJ Services Co.	151,100	7,929,728
ENSCO International, Inc.	124,100	4,436,575
Global SantaFe Corp.	160,500	6,548,400
Schlumberger Ltd.	71,800	5,452,492
Smith International, Inc.	80,800	5,146,960
Weatherford International Ltd. (a)	94,600	5,484,908

		34,999,063

Food & Staples Retailing — 1.6%
Kroger Co. (The) (a)	323,400	6,154,302

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Food Products — 1.5%
Cadbury Schweppes Spons. ADR (United Kingdom)	149,600	$5,734,168

Health Care Equipment & Supplies — 1.3%
St. Jude Medical, Inc. (a)	119,200	5,198,312

Health Care Providers & Services — 2.8%
Caremark Rx, Inc. (a)	124,000	5,520,480
Wellpoint Inc. (a)	77,200	5,376,208

		10,896,688

Hotels, Restaurants & Leisure — 0.8%
Gtech Holdings	106,200	3,105,288

Independent Power Producers & Energy Traders — 2.4%
Constellation Energy Group, Inc.	91,900	5,301,711
TXU, Corp.	49,400	4,104,646

		9,406,357

Industrial Conglomerates — 4.5%
General Electric Company	339,100	11,749,815
Tyco International Ltd.	189,800	5,542,160

		17,291,975

Insurance — 3.8%
American International Group	136,900	7,953,890
Loews Corp.	86,600	6,711,500

		14,665,390

Internet & Catalog Retail — 1.1%
eBay, Inc. (a)	131,100	4,327,611

Internet Software & Services — 2.0%
Google Inc. Cl. A (a)	26,300	7,736,145

Media — 1.9%
Univision Communications, Inc. Cl. A (a)	136,000	3,746,800
Viacom, Inc. Cl. B	107,232	3,433,569

		7,180,369

Metals & Mining — 6.3%
Companhia Vale do Rio Doce ADR (Brazil)	292,300	8,558,544
Freeport-McMoRan Cooper & Gold, Inc. Cl. B	199,600	7,473,024
Newcrest Mining Ltd. ADR (Australia)	326,800	4,281,080
Phelps Dodge Corp.	42,000	3,885,000

		24,197,648

Multiline Retail — 2.6%
Federated Department Stores, Inc.	64,900	4,755,872
Target Corp.	94,800	5,158,068

		9,913,940

Office Electronics — 1.6%
Xerox Corp. (a)	445,500	6,143,445

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2005

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Oil, Gas & Consumable Fuels — 8.4%
Apache Corp.	89,470	$5,779,762
EOG Resources, Inc.	127,000	7,213,600
Nexen, Inc.	221,600	6,727,776
Suncor Energy, Inc.	275,100	13,017,732

		32,738,870

Pharmaceuticals — 7.2%
Eli Lilly & Co.	125,200	6,974,892
Novartis AG ADR (Switzerland)	132,900	6,304,776
Pfizer, Inc.	164,300	4,531,394
Roche Holdings Ltd. ADR (Switzerland)	96,900	6,134,255
Sanofi Aventis ADR (France)	93,000	3,812,070

		27,757,387

Semiconductors & Semiconductor Equipment — 3.1%
Applied Materials, Inc.	109,400	1,770,092
Intel, Corp.	239,300	6,236,158
Marvell Technology Group Ltd. (a)	104,600	3,978,984

		11,985,234

Software — 6.5%
Adobe Systems Incorporated	206,800	5,918,616
Computer Associates International, Inc.	2,254	61,940
Electronic Arts, Inc. (a)	90,500	5,123,205
Mercury Interactive Corp. (a)	100,100	3,839,836
Microsoft Corp.	292,800	7,273,152
Navteq Corp. (a)	80,200	2,981,836

		25,198,585

Specialty Retail — 1.0%
Bed, Bath & Beyond, Inc. (a)	89,200	3,726,776

Tobacco — 1.4%
Altria Group, Inc.	83,800	5,418,508

Wireless Telecommunication Services — 1.3%
Nextel Communications, Inc. Cl. A (a)	153,600	4,962,816

TOTAL LONG-TERM INVESTMENTS (Cost: $289,450,470)		$372,524,752

SHORT-TERM INVESTMENTS — 3.4%
MUTUAL FUND
Dryden Core Investment Fund- Taxable Money Market Series (b) (Cost: $13,247,156; Note 4)	13,247,156	13,247,156

TOTAL INVESTMENTS — 99.8% (Cost: $302,697,626)		$385,771,908

OTHER ASSETS, LESS LIABILITIES — 0.2%
Cash		90
Receivable for Securities Sold		383,938
Dividends and Interest Receivable		366,189
Receivable for Pending Capital Transactions		196
Payable for Securities Purchased		(143,690)

OTHER ASSETS IN EXCESS OF LIABILITIES		606,723

COMMON STOCKS	Value (Note 2)
(Continued)
NET ASSETS — 100%	$386,378,631

NET ASSETS, representing:
Equity of Participants — 12,501,843 Accumulation Units at an Accumulation Unit Value of $29.5875	369,898,403
Equity of Annuitants	14,245,084
Equity of The Prudential Insurance Company of America	2,235,144

$386,378,631

(a)	Non-income producing security.

(b)	The Prudential Investments LLC, the manager of the Account also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2005 were as follows:

Energy Equipment & Services	9.0%
Oil, Gas & Consumable Fuels	8.4
Pharmaceuticals	7.2
Software	6.5
Metals & Mining	6.3
Industrial Conglomerates	4.5
Capital Markets	4.3
Biotechnology	3.8
Insurance	3.8
Money Market Mutual Fund	3.4
Diversified Financial Services	3.2
Semiconductors & Semiconductor Equipment	3.1
Health Care Providers & Services	2.8
Multiline Retail	2.6
Chemicals	2.5
Independent Power Producers & Energy Traders	2.4
Commercial Services & Supplies	2.0
Internet Software & Services	2.0
Consumer Finance	1.9
Media	1.9
Communications Equipment	1.6
Food & Staples Retailing	1.6
Office Electronics	1.6
Food Products	1.5
Electric Utilities Producers	1.4
Tobacco	1.4
Beverages	1.3
Health Care Equipment & Supplies	1.3
Wireless Telecommunication Services	1.3
Electronic Equipment & Instruments	1.2
Aerospace/Defense	1.1
Internet & Catalog Retail	1.1
Specialty Retail	1.0
Hotels, Restaraunts & Leisure	0.8

Other assets in excess of liabilities	0.2

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $55,789 foreign withholding tax)	$2,464,588
Affiliated Interest Income	109,215
Total Income	2,573,803
EXPENSES
Fees Charged to Participants and Annuitants for Investment Management Services	(229,201)
Fees Charged to Participants (other than Annuitants) for Assuming Mortality and Expense Risks	(669,810)
Total Expenses	(899,011)
NET INVESTMENT INCOME	1,674,792
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investment Transactions	14,721,676
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,780,407)
NET GAIN ON INVESTMENTS	11,941,269
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,616,061

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30,	Year Ended December 31,
	2005	2004
OPERATIONS
Net Investment Income	$1,674,792	$4,497,064
Net Realized Gain on Investment Transactions	14,721,676	21,143,823
Net Change In Unrealized Appreciation (Depreciation) on Investments	(2,780,407)	9,957,696
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	13,616,061	35,598,583
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	4,585,047	18,383,861
Withdrawals and Transfers Out	(16,460,366)	(42,512,436)
Annual Administration Charges Deducted from Participants’ Accumulation Accounts	(320)	(10,155)
Mortality and Expense Risk Charges Deducted from Annuitants’ Accounts	17,793	(40,134)
Variable Annuity Payments	(1,019,226)	(2,089,278)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(12,877,072)	(26,268,142)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(25,544)	(102,398)
TOTAL INCREASE IN NET ASSETS	713,445	9,228,043
NET ASSETS
Beginning of period	385,665,186	376,437,143
End of period	$386,378,631	$385,665,186

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-2

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001	2000
Investment Income	$.1947	$.4502	$.3116	$.2859	$.3621	$.4152
Expenses
Investment management fee	(.0176)	(.0331)	(.0269)	(.0268)	(.0320)	(.0321)
Assuming mortality and expense risks	(.0528)	(.0991)	(.0805)	(.0803)	(.0960)	(.0961)
Net Investment Income	.1243	.3180	.2042	.1788	.2341	.2870
Capital Changes
Net realized gain (loss) on investment transactions	1.1179	1.5269	(.3489)	(2.4591)	(2.1868)	1.8450
Net change in unrealized appreciation (depreciation) of investments	(.1913)	.7360	6.9421	(3.2340)	(.7809)	.0344
Net Increase (Decrease) in Accumulation Unit Value	1.0509	2.5809	6.7974	(5.5143)	(2.7336)	2.1664
Accumulation Unit Value
Beginning of period	28.5366	25.9557	19.1583	24.6726	27.4062	25.2398
End of period	$29.5875	$28.5366	$25.9557	$19.1583	$24.6726	$27.4062
Total Return**	3.68%	9.94%	35.48%	(22.35)%	(9.97)%	8.58%
Ratio of Expenses To Average Net Assets***	.50%†	.50%	.50%	.50%	.50%	.50%
Ratio of Net Investment Income To Average Net Assets***	.88%†	1.20%	.95%	.83%	.92%	1.12%
Portfolio Turnover Rate	26%††	62%	62%	71%	80%	84%
Number of Accumulation Units Outstanding
For Participants at end of period (000 omitted)	12,502	12,923	13,830	14,636	15,271	16,372

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less then one full year are not annualized.
***	These calculations exclude Prudential’s equity in VCA-2.
†	Annualized.
††	Not Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-2 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-2 (VCA-2 or the Account) was established on January 9, 1968 by The Prudential Insurance Company of America (“Prudential”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-2 has been designed for use by public school systems and certain tax-exempt organizations to provide for the purchase and payment of tax-deferred variable annuities. The investment objective of the Account is long-term growth of capital. Its investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because Prudential assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Investments in mutual funds are valued at their net asset value.

Short-term investments which mature in more than 60 days are valued based on current market quotations. Short-term investments having maturities of 60 days or less are valued at amortized cost which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accretion of discount or amortization of premium to maturity.

Securities Transactions and Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premiums and accretion of discount on debt securities, as required is recorded on the accrual basis. Income and realized and unrealized gains and losses are allocated to the Participants and Prudential on a daily basis in proportion to their respective ownership in VCA-2.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Federal Income Taxes:    The operations of VCA-2 are part of, and are taxed with, the operations of Prudential. Under the current provisions of the Internal Revenue Code, Prudential does not expect to incur federal income taxes on earnings of VCA-2 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-2 has not been reduced by federal income taxes.

Annuity Reserves:    Reserves are computed for purchased annuities using the Prudential 1950 Group Annuity Valuation (GAV) Table, adjusted, and a valuation interest rate related to the Assumed Investment Result (AIR). The valuation interest rate is equal to the AIR less .5% in contract charges defined in Note 3. The AIRs are selected by each Contract-holder and are described in the prospectus.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with management of the Account. PI pays for the services of Jennison.

A daily charge, at an effective annual rate of 0.125% of the current value of the Participant’s (other than Annuitants’ and Prudential’s) equity in VCA-2, is charged to the Account and paid to PI for investment management services. An equivalent charge is deducted monthly in determining the amount of Annuitants’ payments.

A daily charge, paid to PI for assuming mortality and expense risks, is calculated at an effective annual rate of 0.375% of the current value of the Participant’s (other than Annuitants’ and Prudential’s) equity in VCA-2. A one-time equivalent charge is deducted when the Annuity Units for Annuitants are determined.

Prudential, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual administration charge of not more than $30 annually is deducted from the accumulation account of certain Participants either at the time of withdrawal of the value of the entire Participant’s account or at the end of the fiscal year by canceling Accumulation Units. This deduction may be made from a fixed-dollar annuity contract if the Participant is enrolled under such a contract.

A charge of 2.5% for sales and other marketing expenses is deducted from certain Participant’s purchase payments. For the six months ended June 30, 2005, Prudential has advised the Account it has not received any sales charges.

Note 4:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2005, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $94,410,289 and $95,750,564, respectively.

Investment in the Core Fund:    The Account invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 5:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2005 and year ended December 31, 2004, respectively, are as follows:

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Units issued	160,796	698,531
Units redeemed	(581,620)	(1,605,538)
Net decrease	(420,824)	(907,007)

Note 6:	Net Increase (Decrease) in Net Assets Resulting from Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increases to/(reductions from) Prudential’s investment Account. The increase (decrease) includes reserve adjustments for mortality and expense risks assumed by Prudential.

Note 7:	Participant Loans

Participant loan initiations are not permitted in VCA-2. However, participants who initiated loans in other accounts are permitted to direct loan repayments into VCA-2.

For the six months ended June 30, 2005 and year ended December 31, 2004, $4,896 and $9,435 of participant loan principal and interest has been paid to VCA-2, respectively. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

VCA 2

Semiannual Report

June 30, 2005

Committee Members

Saul K. Fenster, Ph.D.

President Emeritus,

New Jersey Institute of Technology

W. Scott McDonald, Jr., Ph.D.

Management Consultant,

Kaludis Consulting Group, Inc.

David E.A. Carson

Formerly, Director, Chairman,

CEO and President of People’s Bank

Joseph Weber, Ph.D.

Vice President,

Finance, Interclass

The Prudential Variable Contract Account - 2

The Members of the Committee (the “Committee”) of The Prudential Variable Contract Account – 2 oversee the management of The Prudential Variable Contract Account – 2 (the “Fund”), and, as required by law, determine annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Committee, including a majority of the Independent Committee Members, met on May 24, 2005 and June 23, 2005, and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meeting, the Committee received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Committee Members did not identify any single factor that was dispositive and each Committee Member attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 24, 2005 and June 23, 2005.

The Committee Members determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee Members’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature and extent of services provided to the Fund by PI and Jennison. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund accounting, recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and non-independent Committee Members. The Committee also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Committee reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Committee was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Committee also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Committee noted that Jennison is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of The Prudential Variable Contract Account - 2

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the second quartile over the one-year period ending December 31 and performance that was in the first quartile over three-year and five-year periods ending December 31 in relation to the group of comparable funds in a peer universe (the “Peer Universe”). The Committee further noted that the Fund had outperformed its benchmark index over the same time periods.

The Committee determined that the Fund’s performance was satisfactory.

The funds included in the Peer Universe are objectively determined solely by Lipper Inc., independent provider of investment company data.

Fees and Expenses

The Committee considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc.

The Fund’s management fee of 0.125% ranked in the first quartile in its Lipper 15(c) Peer Group, and was the lowest fee among the funds included in the Lipper 15(c) Peer GroupThe Committee concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Committee noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size and expense structure, the Committee concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Committee considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Committee concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Committee concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. The phone lines are open each business day during the hours shown below. Please be sure to have your contract number available when you call.

In the past, participants who held several variable contracts at the same address received multiple copies of annual and semiannual reports. In an effort to lessen waste and reduce expenses of postage and printing, we will attempt to mail only one copy of this report based on our current records for participants with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the inside back cover should be used to request additional copies. Proxy material and tax information will continue to be sent for each account of record.

30 Scranton Office Park

Scranton, PA 18507-1789

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Prudential

IFS-A105483    LT.RS.001    Ed. 06/30/2005

Item 2 –	Code of Ethics — Not required as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 –	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year if the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not applicable with semi-annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Account Contract-2

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs Secretary

Date August 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date August 24, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date August 24, 2005

*	Print the name and title of each signing officer under his or her signature.